Consolidated statement of changes in equity of Aegon Ltd. - EUR (€) € in Millions	Total	Share capital [member]	Retained earnings [member]	Revaluation reserves [member]	Remeasurement of defined benefit plans [member]	Other reserves [member]	Other equity instruments [member]	Reserve of discontinued operations held for sale [member]	Issued capital and reserves [member]	Non-controlling interests [member]
Beginning balance at Dec. 31, 2022	€ 10,935	€ 7,172	€ 7,103	€ (4,532)	€ (890)	€ 653	€ 1,943	€ (691)	€ 10,758	€ 176
Net result recognized in the income statement	(199)		(179)						(179)	(20)
Items that will not be reclassified to profit or loss:
Gains/ (losses) on invesments in equity instruments (FVOCI)	0
Changes in revaluation reserve real estate held for own use	(2)			(2)					(2)
Remeasurements of defined benefit plans	(160)				(160)				(160)
Income tax relating to items that will not be reclassified	30				30				30
Disposal of group assets			(634)					634
Discontinued operations that will not be reclassified	38							38	38
Insurance items that may be reclassified subsequently to profit or loss:
Unrealized gains / (losses) on financial assets (FVOCI)	1,311			1,311					1,311
Realized gains / (losses) on disposal of financial assets (FVOCI)	577			577					577
Insurance finance income / (expenses)	(1,626)			(1,626)					(1,626)
Reinsurance finance income / (expenses)	349			349					349
Changes in cash flow hedging reserve	(185)			(185)					(185)
Income tax relating to items that may be reclassified	(95)			(95)					(95)
Items that may be reclassified subsequently to profit or loss:
Unrealized gains / (losses) on financial assets (FVOCI)	225			225					225
Realized gains / (losses) on disposal of financial assets (FVOCI)	129			129					129
Changes in cash flow hedging reserve	(7)			(7)					(7)
Movements in foreign currency translation and net foreign investment hedging reserves	(85)			142	14	(236)			(80)	(5)
Equity movements of joint ventures	(2)					(2)			(2)
Equity movements of associates	(7)					(7)			(7)
Disposal	0
Disposal of group assets	(9)		9	20		(32)		7	4	(12)
Income tax relating to items that may be reclassified	(72)			(75)		3			(72)
Discontinued operations that may be reclassified	12							12	12
Other	0									1
Total other comprehensive income / (loss)	421		(625)	762	(116)	(274)		691	438	(17)
Total comprehensive income / (loss)	222		(804)	762	(116)	(274)		€ 691	259	(37)
Shares withdrawn		(54)	54
Issuance and purchase of treasury shares	(1,052)		(1,052)						(1,052)
Dividends paid on common shares	(495)		(495)						(495)
Dividend withholding tax reduction	1		1						1
Coupons on perpetual securities	(48)		(48)						(48)
Incentive plans	3		(5)				8		3
Change in ownership non-controlling interest	(11)									(11)
Ending balance at Dec. 31, 2023	9,554	7,118	4,753	(3,770)	(1,006)	379	1,951		9,426	129
Net result recognized in the income statement	676		688						688	(12)
Items that will not be reclassified to profit or loss:
Gains/ (losses) on invesments in equity instruments (FVOCI)	1			1					1
Changes in revaluation reserve real estate held for own use	(1)			(1)					(1)
Remeasurements of defined benefit plans	(6)				(6)				(6)
Income tax relating to items that will not be reclassified	1				1				1
Discontinued operations that will not be reclassified	0
Insurance items that may be reclassified subsequently to profit or loss:
Unrealized gains / (losses) on financial assets (FVOCI)	(1,101)			(1,101)					(1,101)
Realized gains / (losses) on disposal of financial assets (FVOCI)	70			70					70
Insurance finance income / (expenses)	2,250			2,250					2,250
Reinsurance finance income / (expenses)	(556)			(556)					(556)
Changes in cash flow hedging reserve	(217)			(217)					(217)
Income tax relating to items that may be reclassified	(86)			(86)					(86)
Items that may be reclassified subsequently to profit or loss:
Unrealized gains / (losses) on financial assets (FVOCI)	(86)			(86)					(86)
Realized gains / (losses) on disposal of financial assets (FVOCI)	12			12					12
Changes in cash flow hedging reserve	5			5					5
Movements in foreign currency translation and net foreign investment hedging reserves	224			(242)	(60)	518			216	8
Equity movements of joint ventures	(27)					(27)			(27)
Equity movements of associates	85					85			85
Disposal	(1)					(1)			(1)
Disposal of group assets	(11)					(12)			(11)
Income tax relating to items that may be reclassified	22			15		7			22
Discontinued operations that may be reclassified	0
Other	(5)		(5)						(5)
Total other comprehensive income / (loss)	573		(5)	64	(66)	572			565	8
Total comprehensive income / (loss)	1,248		683	64	(66)	572			1,253	(4)
Shares withdrawn		(24)	24
Issuance and purchase of treasury shares	(887)		(887)						(887)
Dividends paid on common shares	(521)		(521)						(521)
Dividend withholding tax reduction	3		3						3
Coupons on perpetual securities	(77)		(77)						(77)
Incentive plans	(10)		(31)				21		(10)
Change in ownership non-controlling interest	2									2
Ending balance at Dec. 31, 2024	9,313	7,094	3,949	(3,706)	(1,072)	951	1,972		9,187	126
Net result recognized in the income statement	980		977						977	3
Items that will not be reclassified to profit or loss:
Gains/ (losses) on invesments in equity instruments (FVOCI)	0
Changes in revaluation reserve real estate held for own use	1			1					1
Remeasurements of defined benefit plans	9				9				9
Income tax relating to items that will not be reclassified	(4)				(4)				(4)
Disposal of group assets			1	(1)
Discontinued operations that will not be reclassified	0
Insurance items that may be reclassified subsequently to profit or loss:
Unrealized gains / (losses) on financial assets (FVOCI)	1,331			1,331					1,331
Realized gains / (losses) on disposal of financial assets (FVOCI)	312			312					312
Insurance finance income / (expenses)	(833)			(833)					(833)
Reinsurance finance income / (expenses)	119			119					119
Changes in cash flow hedging reserve	(209)			(209)					(209)
Income tax relating to items that may be reclassified	(156)			(156)					(156)
Items that may be reclassified subsequently to profit or loss:
Unrealized gains / (losses) on financial assets (FVOCI)	274			274					274
Realized gains / (losses) on disposal of financial assets (FVOCI)	31			31					31
Changes in cash flow hedging reserve	(16)			(16)					(16)
Movements in foreign currency translation and net foreign investment hedging reserves	(447)			413	101	(947)			(434)	(14)
Equity movements of joint ventures	3			0	0	3			3
Equity movements of associates	56			0	0	56			56
Disposal	(1)		15	0		(17)			(1)
Disposal of group assets	(2)					(2)			(2)
Income tax relating to items that may be reclassified	(62)			(62)					(62)
Discontinued operations that may be reclassified	0
Other	6		23	(17)					6
Total other comprehensive income / (loss)	412		40	1,187	106	(907)			425	(14)
Total comprehensive income / (loss)	1,392		1,017	1,187	106	(907)			1,403	(11)
Shares withdrawn		(12)	12
Issuance and purchase of treasury shares	(510)		(510)						(510)
Dividends paid on common shares	(596)		(596)						(596)
Dividend withholding tax reduction	1		1						1
Coupons on perpetual securities	(53)		(53)						(53)
Incentive plans	(22)		(28)				6		(22)
Change in ownership non-controlling interest	(30)									(30)
Ending balance at Dec. 31, 2025	€ 9,495	€ 7,082	€ 3,792	€ (2,519)	€ (966)	€ 43	€ 1,978		€ 9,410	€ 85